Annual Total Returns[BarChart] - NVIT American Funds Bond Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.72%	4.97%	(2.57%)	4.98%	(0.23%)	2.65%	3.21%	(1.07%)	8.98%	9.21%